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                                    DECHERT
                             1775 EYE STREET, N.W.
                             WASHINGTON, D.C. 20006
                                 (202) 261-3300


October 9, 2001

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549-1004

New Covenant Funds
1933 Act File No. 333-64981
1940 Act File No. 811-09025

Ladies and Gentlemen:

     On behalf of New Covenant Funds (the "Trust") and in accordance with Rule 497(j) under the Securities Act of 1933, the undersigned hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 on behalf of the Trust does not differ from that contained in Post-Effective Amendment No. 2 to the Trust's Registration Statement on Form N-1A which was filed on October 3, 2001. The text of Post-Effective Amendment No. 2 was filed electronically with the Commission via EDGAR on October 3, 2001.

Very truly yours,



Patrick W.D. Turley